Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	175,000,000	175,000,000	175,000,000
Common stock, shares issued	105,713,334	83,450,000	35,450,000
Common stock, shares outstanding	10,571,333	83,450,000	35,450,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,900,000	1,900,000	1,900,000
Preferred stock, shares issued	1,883,000	0	0
Preferred stock, shares outstanding	1,883,000	0	0